ProFund VP Banks Investment Strategy - ProFund VP Banks	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of banking companies included in the S&P Total Market Index. The S&P Total Market Index is designed to track the broad equity market listed and domiciled in the U.S. The Index includes companies in the following sub-industries according to the Global Industry Classification Standard (GICS): asset management & custody banks, diversified banks, regional banks, diversified financial services, and commercial & residential mortgage finance. These companies are then weighted using an equal weight methodology with liquidity adjustments. The Index’s composition and the assigned weights are reevaluated every September with additional weight adjustments in March, June, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “SPSIBK.” Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the securities listed below.●Equity Securities — Common stock issued by public companies.ProFund Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.